Loans from a Third Party (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021
Loans from a Third Party [Abstract]
Other loans	$ 18.0		¥ 115.0
Interest rate	8.00%		8.00%	12.00%
Debt Instrument, Term	1 year	1 year
Undiscounted cash flow	$ 0.7		¥ 4.4
Legal fees	$ 6.1	¥ 41.4